SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 113.9%
Alabama — 3.9%
Alabama Special Care Facilities Financing Authority, Revenue Bonds (Methodist Home for the Aging Obligated Group)	6.00	6/1/2050	3,820,000	3,733,026
Baldwin County Industrial Development Authority, Revenue Bonds (Novelis Corporation Project) Ser. A(a),(b)	5.00	6/1/2032	1,750,000	1,792,893
Jefferson County, Revenue Bonds, Refunding	5.50	10/1/2053	2,750,000	2,874,432
Mobile County Industrial Development Authority, Revenue Bonds (Calvert LLC Project) Ser. B	4.75	12/1/2054	725,000	683,567
Selma Industrial Development Board, Revenue Bonds, Refunding (International Paper Co.) Ser. A	4.20	5/1/2034	1,000,000	1,039,828
Southeast Energy Authority A Cooperative District, Revenue Bonds, Ser. C(a)	5.00	2/1/2031	1,000,000	1,068,932
				11,192,678
Arizona — 5.7%
Arizona Industrial Development Authority, Revenue Bonds (Legacy Cares Project)(b),(c)	7.75	7/1/2050	3,200,000	320
Arizona Industrial Development Authority, Revenue Bonds (Sustainable Bond) (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2050	3,325,000	2,987,587
Maricopa County Industrial Development Authority, Revenue Bonds (Benjamin Franklin Charter School Obligated Group)(b)	6.00	7/1/2052	2,000,000	2,007,039
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Traditional Schools Project)(b)	5.00	7/1/2049	1,025,000	967,251

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 113.9% (continued)
Arizona — 5.7% (continued)
Salt Verde Financial Corp., Revenue Bonds	5.00	12/1/2037	5,000,000	5,277,950
Sierra Vista Industrial Development Authority, Revenue Bonds (American Leadership Academy Project)(b)	5.00	6/15/2054	1,000,000	872,619
Tender Option Bond Trust Receipts (Series 2026- XM1353), (Arizona Salt River Project, Revenue Bonds, Ser.A) Non-Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	11.36	1/1/2054	3,200,000	3,388,198
The Phoenix Arizona Industrial Development Authority, Revenue Bonds, Refunding (BASIS Schools Projects) Ser. A(b)	5.00	7/1/2046	1,000,000	963,127
				16,464,091
Arkansas — 1.2%
Arkansas Development Finance Authority, Revenue Bonds (Sustainable Bond) (U.S. Steel Corp.)	5.70	5/1/2053	3,500,000	3,592,269
California — 6.1%
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. B(a)	5.00	11/1/2035	2,250,000	2,420,541
California Community Choice Financing Authority, Revenue Bonds (Sustainable Bond) (Clean Energy Project) Ser. C(a)	5.00	10/1/2032	1,690,000	1,762,473
California County Tobacco Securitization Agency, Revenue Bonds, Refunding (Los Angeles County Securitization Corp.) Ser. A	4.00	6/1/2049	700,000	629,283

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 113.9% (continued)
California — 6.1% (continued)
California Health Facilities Financing Authority, Revenue Bonds, Refunding (Providence St. Joseph Health Obligated Group) Ser. C(a)	5.25	10/1/2035	1,000,000	1,129,521
California Municipal Finance Authority, Revenue Bonds (Cabrillo College Project) Ser. A(b)	5.38	7/1/2050	1,750,000	1,759,746
California Statewide Communities Development Authority, Revenue Bonds (HR Ontario Hotel Project) Ser. A(b)	6.25	9/2/2061	1,000,000	1,025,394
Long Beach Bond Finance Authority, Revenue Bonds, Ser. A	5.50	11/15/2037	5,000,000	5,715,188
San Diego County Regional Airport Authority, Revenue Bonds, Ser. B	5.50	7/1/2055	1,000,000	1,063,093
Southern California Public Power Authority, Revenue Bonds (Southern Transmission System Renewal Project) (Insured; Build America Mutual) Ser. 1	5.25	7/1/2050	2,000,000	2,137,970
				17,643,209
Colorado — 4.6%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds (Ascent Classical Academy Charter Schools, Inc Project)(Insured; State Aid Intercept) Ser. A(b)	4.75	4/1/2036	1,500,000	1,482,737
Colorado Health Facilities Authority, Revenue Bonds (CommonSpirit Health Obligated Group)	5.25	11/1/2052	1,000,000	1,031,828
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Covenant Living Communities & Services Obligated Group) Ser. A	4.00	12/1/2050	3,000,000	2,540,202

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 113.9% (continued)
Colorado — 4.6% (continued)
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Intermountain Healthcare Obligated Group) Ser. A	4.00	5/15/2052	1,255,000	1,127,000
Colorado University Research Foundation, Revenue Bonds (The Prospect Project) Ser. A(b)	5.25	3/1/2045	650,000	662,305
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.50	11/15/2053	1,000,000	1,043,111
Dominion Water & Sanitation District, Revenue Bonds, Refunding	5.88	12/1/2052	2,000,000	2,059,955
Rampart Range Metropolitan District No. 5, Revenue Bonds	4.00	12/1/2051	1,000,000	814,308
Tender Option Bond Trust Receipts (Series 2020- XM0829), (Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A1) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	10.09	8/1/2044	2,455,000	2,746,764
				13,508,210
Connecticut — .4%
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (Fairfield University) Ser. T	4.00	7/1/2055	875,000	776,828
Stamford Housing Authority, Revenue Bonds, Refunding (Mozaic Concierge Living), Ser. A	6.25	10/1/2060	500,000	507,901
				1,284,729

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 113.9% (continued)
Delaware — .3%
Delaware Economic Development Authority, Revenue Bonds (ACTS Retirement-Life Communities Obligated Group) Ser. B	5.25	11/15/2053	1,000,000	1,010,171
District of Columbia — .7%
District of Columbia, Revenue Bonds, Refunding (The Catholic University of America) Ser. A	5.75	10/1/2055	2,000,000	2,115,965
Florida — 5.5%
Collier County Industrial Development Authority, Revenue Bonds (NCH Healthcare System Project) (Insured; Assured Guaranty Corp.) Ser. A	5.00	10/1/2049	3,425,000	3,512,888
Florida Housing Finance Corp., Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. 1	4.40	7/1/2044	1,415,000	1,414,178
Florida Local Government Finance Commission, Revenue Bonds (Bridgeprep Academy Projects) Ser. A(b)	6.25	6/15/2055	1,500,000	1,541,775
Florida Local Government Finance Commission, Revenue Bonds (Fleet Landing at Nocatee Project) Ser. A(b)	6.63	11/15/2045	1,000,000	1,082,376
Greater Orlando Aviation Authority, Revenue Bonds, Ser. A	4.00	10/1/2049	2,480,000	2,215,775
Lee County Industrial Development Authority, Revenue Bonds, Refunding, Ser. 1	4.00	4/1/2049	1,750,000	1,534,009
Miami-Dade County Water & Sewer System, Revenue Bonds (Insured; Build America Mutual)	4.00	10/1/2051	1,000,000	896,423

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 113.9% (continued)
Florida — 5.5% (continued)
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group) Ser. B	5.00	11/15/2055	1,300,000	1,296,600
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (Lifespace Communities Obligated Group) Ser. C	7.63	5/15/2058	1,000,000	1,108,830
Seminole County Industrial Development Authority, Revenue Bonds, Refunding (Legacy Pointe at UCF Project)	5.75	11/15/2054	500,000	467,939
Village Community Development District No. 15, Special Assessment Bonds(b)	5.25	5/1/2054	900,000	905,894
				15,976,687
Georgia — 4.5%
Savannah Georgia Convention Center Authority, Revenue Bonds (Insured; Assured Guaranty Corp.) (Convention Center Hotel) Ser. C	5.50	6/1/2045	350,000	384,642
Tender Option Bond Trust Receipts (Series 2020- XM0825), (Brookhaven Development Authority, Revenue Bonds (Children’s Healthcare of Atlanta) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	8.74	7/1/2044	3,600,000	3,817,649
Tender Option Bond Trust Receipts (Series 2023- XF3183), (Municipal Electric Authority of Georgia, Revenue Bonds (Plant Vogtle Units 3&4 Project) Ser. A) Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	10.72	1/1/2059	2,060,000	2,052,107

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 113.9% (continued)
Georgia — 4.5% (continued)
Tender Option Bond Trust Receipts (Series 2025- XF8066), (Atlanta Department of Aviation, Revenue Bonds, Ser. B1), Non-Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	11.92	7/1/2050	3,520,000	3,665,588
Tender Option Bond Trust Receipts (Series 2026- XF8152), (Atlanta, Revenue Bonds, Refunding (Sustainablity Bonds)) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	12.02	11/1/2056	3,000,000	3,208,629
				13,128,615
Illinois — 7.6%
Chicago, GO (Housing and Economic Development Projects) Ser. F	6.00	1/1/2055	1,000,000	1,042,445
Chicago, GO, Ser. A	5.00	1/1/2044	900,000	883,770
Chicago, GO, Refunding, Ser. A	6.00	1/1/2038	2,500,000	2,521,072
Chicago Board of Education, GO, Ser. A	6.25	12/1/2050	850,000	895,316
Chicago Board of Education, GO, Refunding, Ser. A	5.00	12/1/2035	1,500,000	1,511,410
Chicago Board of Education, GO, Refunding, Ser. B	5.50	12/1/2035	1,500,000	1,612,034
Cook County Community College District No. 508, GO (City Colleges Of Chicago) (Insured; Build America Mutual)	5.50	12/1/2051	500,000	535,947
Illinois, GO, Ser. D	5.00	11/1/2027	2,600,000	2,678,281
Illinois, GO, Ser. D	5.00	11/1/2028	2,600,000	2,679,597
Illinois, Revenue Bonds, Ser. C	5.00	6/15/2045	2,000,000	2,106,230
Illinois Finance Authority, Revenue Bonds (Plymouth Place Obligated Group) Ser. A	6.63	5/15/2052	1,000,000	1,051,977

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 113.9% (continued)
Illinois — 7.6% (continued)
Metropolitan Pier & Exposition Authority, Revenue Bonds (McCormick Place Project) (Insured; National Public Finance Guarantee Corp.) Ser. A(f)	0.00	12/15/2036	1,400,000	934,507
Tender Option Bond Trust Receipts (Series 2023- XF1623), (Regional Transportation Authority Illinois, Revenue Bonds, Ser. B) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	5.46	6/1/2048	1,625,000	1,456,682
Tender Option Bond Trust Receipts (Series 2025- XF3349), (Chicago O’Hare International Airport, Revenue Bonds, Refunding, Ser. A) Recourse, Underlying Coupon Rate 5.50%(b),(d),(e)	12.50	1/1/2053	2,100,000	2,176,197
				22,085,465
Indiana — .6%
Indiana Finance Authority, Revenue Bonds (Sustainable Bond)(b),(c)	7.00	3/1/2039	1,925,000	192
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds (City Moral Obligation) (Insured; Build America Mutual) Ser. F1	5.25	3/1/2067	1,000,000	1,034,659
Valparaiso, Revenue Bonds, Refunding (Pratt Paper (IN) LLC Project)(b)	5.00	1/1/2054	750,000	735,313
				1,770,164
Iowa — .4%
Iowa Finance Authority, Revenue Bonds (Iowa Fertilizer Co. Project)(g)	5.00	12/1/2032	1,150,000	1,303,250

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 113.9% (continued)
Kentucky — 1.8%
Christian County, Revenue Bonds, Refunding (Jennie Stuart Medical Center Obligated Group)	5.50	2/1/2044	1,000,000	1,000,396
Kentucky Public Energy Authority, Revenue Bonds, Ser. A(a)	5.00	7/1/2030	1,000,000	1,047,517
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	5.00	12/1/2033	2,000,000	2,057,438
Kentucky Public Energy Authority, Revenue Bonds, Refunding, Ser. C	5.00	5/1/2036	1,000,000	1,063,493
				5,168,844
Louisiana — 2.9%
Ernest N. Morial New Orleans Exhibition Hall Authority, Special Tax Bonds	5.50	7/15/2054	1,500,000	1,569,131
Louisiana Public Facilities Authority, Revenue Bonds (I-10 Calcasieu River Bridge Public-Private Partnership Project)	5.75	9/1/2064	1,825,000	1,889,620
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Ochsner Clinic Foundation Obligated Group) Ser. A	5.50	5/15/2050	1,325,000	1,421,601
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (Ochsner Clinic Foundation Obligated Group) Ser. A	5.50	5/15/2055	3,300,000	3,491,143
				8,371,495
Maine — .5%
Finance Authority of Maine, Revenue Bonds (University of New England)	5.50	7/1/2055	1,250,000	1,319,260

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 113.9% (continued)
Maryland — 1.7%
Maryland Economic Development Corp., Revenue Bonds (College Park Leonardtown Project) (Insured; Assured Guaranty Corp.)	5.25	7/1/2064	650,000	666,809
Maryland Economic Development Corp., Revenue Bonds (Sustainable Bond) (Purple Line Transit Partners) Ser. B	5.25	6/30/2055	4,200,000	4,206,246
				4,873,055
Massachusetts — 1.8%
Massachusetts Development Finance Agency, Revenue Bonds (Brown University) Ser. A	5.50	8/15/2050	1,000,000	1,061,217
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Beth Israel Lahey Health Obligated Group) Ser. N	5.50	7/1/2055	2,080,000	2,209,446
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (NewBridge Charles Obligated Group)(b)	5.00	10/1/2057	1,000,000	965,475
Massachusetts Educational Financing Authority, Revenue Bonds, Ser. B	5.00	7/1/2030	1,000,000	1,058,319
				5,294,457
Michigan — 3.0%
Michigan Building Authority, Revenue Bonds, Refunding	4.00	10/15/2049	2,330,000	2,143,755
Michigan Finance Authority, Revenue Bonds (Sustainable Bond) (Henry Ford)	5.50	2/28/2049	1,275,000	1,336,188
Michigan Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2049	1,000,000	878,761
Michigan Housing Development Authority, Revenue Bonds, Ser. A	3.35	12/1/2034	2,500,000	2,471,981

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 113.9% (continued)
Michigan — 3.0% (continued)
Michigan Housing Development Authority, Revenue Bonds, Ser. C	5.05	6/1/2051	1,500,000	1,522,511
Michigan Tobacco Settlement Finance Authority, Revenue Bonds, Refunding, Ser. C(f)	0.00	6/1/2058	20,000,000	352,488
				8,705,684
Minnesota — .3%
Woodbury, Revenue Bonds, Refunding (Math & Science Academy)(b)	5.50	6/1/2063	855,000	786,469
Missouri — 2.0%
Missouri Housing Development Commission, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	4.70	11/1/2054	945,000	945,039
St. Louis County Industrial Development Authority, Revenue Bonds (Friendship Village St. Louis Obligated Group) Ser. A	5.13	9/1/2049	1,000,000	998,979
St. Louis County Industrial Development Authority, Revenue Bonds, Refunding (Friendship Village Sunset Hills)	5.00	9/1/2042	1,000,000	1,000,339
Tender Option Bond Trust Receipts (Series 2023- XM1116), (Jackson County Missouri Special Obligation, Revenue Bonds, Refunding, Ser. A) Non-Recourse, Underlying Coupon Rate 4.25%(b),(d),(e)	6.83	12/1/2053	3,000,000	2,833,834
				5,778,191
Montana — 1.4%
Montana Facility Finance Authority, Revenue Bonds (Benefis Health System Obligated Group) Ser. A	5.50	2/15/2055	3,850,000	4,021,067

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 113.9% (continued)
Nebraska — .3%
Omaha Public Power District, Revenue Bonds, Ser. A	4.00	2/1/2051	1,000,000	923,383
Nevada — 1.1%
Clark County School District, GO (Insured; Assured Guaranty Corp.) Ser. A	4.25	6/15/2041	2,155,000	2,191,258
Reno, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	4.00	6/1/2058	1,000,000	891,133
				3,082,391
New Hampshire — 1.8%
New Hampshire Business Finance Authority, Revenue Bonds (The Wildflower Project)(b),(f)	0.00	12/15/2033	800,000	509,428
New Hampshire Business Finance Authority, Revenue Bonds (Winston-Salem Sustainable Energy Partners) Ser. A	5.50	6/1/2050	1,000,000	1,054,913
New Hampshire Business Finance Authority, Revenue Bonds, Ser. 2(a)	4.42	4/1/2036	1,000,000	1,011,673
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Springpoint Senior Living Obligated Group)	4.00	1/1/2041	2,925,000	2,754,377
				5,330,391
New Jersey — 3.7%
New Jersey Economic Development Authority, Revenue Bonds (Repauno Port & Rail Terminal Project)(b)	6.38	1/1/2035	1,045,000	1,099,158
New Jersey Economic Development Authority, Revenue Bonds (The Goethals)	5.38	1/1/2043	2,500,000	2,502,792
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2044	1,250,000	1,322,341

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 113.9% (continued)
New Jersey — 3.7% (continued)
New Jersey Transportation Trust Fund Authority, Revenue Bonds(g)	5.50	12/15/2032	1,600,000	1,870,289
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. BB	5.25	6/15/2050	1,000,000	1,050,671
Tender Option Bond Trust Receipts (Series 2025- XF3423), (New Jersey Turnpike Authority, Revenue Bonds, Ser. A) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	11.96	1/1/2055	2,600,000	2,773,739
				10,618,990
New Mexico — .5%
New Mexico Mortgage Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. E	4.70	9/1/2054	1,335,000	1,337,345
New York — 8.6%
Build New York City Resource Corp., Revenue Bonds (Riverspring Health Senior Living, Inc. Project) Ser. A(b)	7.00	12/15/2065	2,400,000	2,406,159
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. B(b)	5.00	6/1/2036	1,500,000	1,559,628
New York Energy Finance Development Corp., Revenue Bonds(a)	5.00	12/1/2033	1,000,000	1,034,875
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project) (Insured; Assured Guaranty Corp.)	6.00	6/30/2060	2,100,000	2,246,065
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2036	2,000,000	2,126,558

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 113.9% (continued)
New York — 8.6% (continued)
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2040	1,200,000	1,254,896
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project)	5.63	4/1/2040	1,000,000	1,062,531
Tender Option Bond Trust Receipts (Series 2022- XM1004), (Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Assured Guaranty Corp.) Ser. C) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	4.77	11/15/2047	3,300,000	3,018,909
Tender Option Bond Trust Receipts (Series 2024- XM1174), (New York State Transportation Development Corp., Revenue Bonds (Sustainable Bond) (John F. Kennedy International Airport Terminal One Project) (Insured; Assured Guaranty Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	11.49	6/30/2060	2,150,000	2,181,177
Tender Option Bond Trust Receipts (Series 2024- XM1194), (New York Transportation Development Corp., Revenue Bonds, Refunding (Sustainable Bond) (JFK International Airport Terminal Six Redevelopment Project) (Insured; Assured Guaranty Corp.)) Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	11.49	12/31/2054	2,100,000	2,154,229

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 113.9% (continued)
New York — 8.6% (continued)
Tender Option Bond Trust Receipts (Series 2025- XF8040), (Long Island Power Authority, Revenue Bonds, Ser. A) Non-Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	11.87	9/1/2050	2,100,000	2,244,027
Tender Option Bond Trust Receipts (Series 2026- XM1355), (New York Power Authority, Revenue Bonds, Ser. A) Non-Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	5.17	11/15/2061	3,000,000	2,678,583
Westchester County Local Development Corp., Revenue Bonds, Refunding (Senior Learning Community)(b)	5.00	7/1/2041	1,000,000	1,012,962
				24,980,599
North Carolina — 1.6%
North Carolina Medical Care Commission, Revenue Bonds (Carolina Meadows Obligated Group)	5.25	12/1/2054	2,885,000	2,945,679
North Carolina Medical Care Commission, Revenue Bonds (Deerfield Episcopal Retirement Community Project) Ser. A	5.00	11/1/2040	600,000	643,178
North Carolina Medical Care Commission, Revenue Bonds, Refunding (Lutheran Services for the Aging Obligated Group)	4.00	3/1/2051	1,300,000	1,095,258
				4,684,115
Ohio — 6.9%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. B2	5.00	6/1/2055	6,665,000	5,329,324
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.00	2/15/2052	1,980,000	1,864,190

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 113.9% (continued)
Ohio — 6.9% (continued)
Cuyahoga County, Revenue Bonds, Refunding (The MetroHealth System)	5.25	2/15/2047	2,500,000	2,501,164
Hamilton County, Revenue Bonds, Refunding (Life Enriching Communities Project)	5.50	1/1/2055	500,000	509,562
Muskingum County, Revenue Bonds (Genesis Healthcare System Project)	5.00	2/15/2048	6,495,000	6,205,206
Port of Greater Cincinnati Development Authority, Revenue Bonds, Refunding (Duke Energy Co.) (Insured; Assured Guaranty Corp.) Ser. B	4.38	12/1/2058	275,000	260,859
Tender Option Bond Trust Receipts (Series 2024- XF1711), (University of Cincinnati Ohio Receipt, Revenue Bonds, Ser. A) Non- Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	11.10	6/1/2049	3,200,000	3,327,600
				19,997,905
Oklahoma — 1.7%
Tender Option Bond Trust Receipts (Series 2026- XM1369), (Oklahoma City Water Utilities Trust System, Revenue Bonds), Non- Recourse, Underlying Coupon Rate 5.25%(b),(d),(e)	13.16	7/1/2059	3,200,000	3,372,822
Tulsa County Industrial Authority, Revenue Bonds, Refunding (Montereau Project)	5.25	11/15/2045	1,500,000	1,506,304
				4,879,126
Pennsylvania — 5.2%
Allentown School District, GO, Refunding (Insured; Build America Mutual) Ser. B	5.00	2/1/2033	1,455,000	1,527,863

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 113.9% (continued)
Pennsylvania — 5.2% (continued)
Clairton Municipal Authority, Revenue Bonds, Refunding, Ser. B	4.00	12/1/2038	3,750,000	3,703,703
Pennsylvania Economic Development Financing Authority, Revenue Bonds (The Penndot Major Bridges)	6.00	6/30/2061	2,000,000	2,117,242
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. A	4.00	12/1/2050	1,000,000	902,671
Philadelphia Housing Authority, Revenue Bonds (PHADC Acquisition Program) Ser. A	5.25	3/1/2043	2,000,000	2,143,534
Tender Option Bond Trust Receipts (Series 2023- XF1525), (Pennsylvania Economic Development Financing Authority, Revenue Bonds (University of Pittsburgh Medical Center) Ser. A) Recourse, Underlying Coupon Rate 4.00%(b),(d),(e)	4.65	5/15/2053	2,300,000	2,025,021
Tender Option Bond Trust Receipts (Series 2023- XM1133), (Philadelphia Water & Wastewater, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B) Non-Recourse, Underlying Coupon Rate 5.50%(b),(d),(e)	12.61	9/1/2053	2,400,000	2,560,232
				14,980,266
Rhode Island — 2.2%
Rhode Island Health and Educational Building Corp., Revenue Bonds (PRG - RI Properties LLC) (Insured; Assured Guaranty Corp.) Ser. A	5.00	7/1/2065	1,500,000	1,488,555

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 113.9% (continued)
Rhode Island — 2.2% (continued)
Rhode Island Student Loan Authority, Revenue Bonds, Ser. A	5.00	12/1/2035	1,000,000	1,087,496
Tender Option Bond Trust Receipts (Series 2023- XM1117), (Rhode Island Infrastructure Bank State Revolving Fund, Revenue Bonds, Ser. A) Non-Recourse, Underlying Coupon Rate 4.13%(b),(d),(e)	5.19	10/1/2048	4,000,000	3,827,271
				6,403,322
South Carolina — 1.3%
South Carolina Jobs-Economic Development Authority, Revenue Bonds (Bishop Gadsden Episcopal Retirement Community)	5.00	4/1/2041	1,095,000	1,156,400
South Carolina Jobs-Economic Development Authority, Revenue Bonds, Refunding (Lutheran Homes of South Carolina Obligated Group)	5.13	5/1/2048	1,750,000	1,517,945
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper) Ser. A	4.00	12/1/2055	1,200,000	1,052,742
				3,727,087
South Dakota — .9%
Tender Option Bond Trust Receipts (Series 2022- XF1409), (South Dakota Health & Educational Facilities Authority, Revenue Bonds, Refunding (Avera Health Obligated Group)) Non-Recourse, Underlying Coupon Rate 5.00%(b),(d),(e)	11.11	7/1/2046	2,680,000	2,687,329

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 113.9% (continued)
Tennessee — .4%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds (Belmont University)	5.25	5/1/2048	1,250,000	1,295,136
Texas — 9.4%
Aldine Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2054	1,000,000	914,625
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(b)	4.88	6/15/2059	1,000,000	899,028
Arlington Higher Education Finance Corp., Revenue Bonds (BASIS Texas Charter Schools)(b)	5.00	6/15/2064	1,000,000	906,717
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2054	1,000,000	872,700
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas, Inc.) (Insured; Permanent School Fund Guarantee Program) Ser. A	4.25	8/15/2053	1,000,000	910,214
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (International Leadership of Texas, Inc.) (Insured; Permanent School Fund Guarantee Program) Ser. A	5.25	2/15/2049	1,475,000	1,534,661
Dallas Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2054	2,000,000	1,810,874

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 113.9% (continued)
Texas — 9.4% (continued)
El Paso County Hospital District, GO (El Paso County) (Insured; Assured Guaranty Corp.)	5.50	2/15/2050	2,000,000	2,127,619
Grand Parkway Transportation Corp., Revenue Bonds, Refunding	4.00	10/1/2049	1,165,000	1,049,462
Houston Airport System, Revenue Bonds (United Airlines) Ser. B	5.50	7/15/2037	2,000,000	2,152,456
Houston Airport System, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	4.50	7/1/2053	885,000	849,224
Houston Airport System, Revenue Bonds, Refunding (United Airlines, Inc. Terminal Improvement Projects) Ser. B	5.50	7/15/2035	1,000,000	1,078,260
Houston Airport System, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2039	2,480,000	2,449,036
Lamar Consolidated Independent School District, GO	4.00	2/15/2053	1,000,000	901,327
Medina Valley Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2053	4,500,000	4,076,624
Mission Economic Development Corp., Revenue Bonds (Graphic Packaging International, Llc Project)(a)	5.00	6/1/2030	1,000,000	1,032,326
Mission Economic Development Corp., Revenue Bonds, Refunding (Natgasoline Project)(b)	4.63	10/1/2031	1,700,000	1,703,370

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 113.9% (continued)
Texas — 9.4% (continued)
Texas Municipal Power Agency, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.50	9/1/2055	1,540,000	1,632,524
Waxahachie Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	4.25	2/15/2053	480,000	456,688
				27,357,735
U.S. Related — 1.2%
Puerto Rico, GO, Ser. A(f)	0.00	7/1/2033	211,359	154,257
Puerto Rico, GO, Ser. A1	4.00	7/1/2033	164,238	164,623
Puerto Rico, GO, Ser. A1	4.00	7/1/2035	147,628	147,272
Puerto Rico, GO, Ser. A1	4.00	7/1/2037	126,704	125,250
Puerto Rico, GO, Ser. A1	4.00	7/1/2041	172,269	164,188
Puerto Rico, GO, Ser. A1	4.00	7/1/2046	179,157	158,898
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	181,259	184,146
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	2,178,318	2,289,998
Puerto Rico, GO, Ser. A1	5.75	7/1/2031	173,199	187,596
				3,576,228
Utah — 2.4%
Downtown Daybreak Public Infrastructure District No. 1, Tax Allocation Bonds(b)	5.88	3/1/2051	500,000	509,858
High Star Ranch Infrastructure Financing District, Special Assessment Bonds (High Star Ranch Assessment Area)(b)	6.25	12/1/2055	2,950,000	2,973,488
Mida Cormont Public Infrastructure District, GO, Ser. A2(b),(h)	6.75	6/1/2055	1,460,000	1,275,152
Pine View Public Infrastructure District No. 2, Special Assessment Bonds (Firelight Assessment Area No. 1)(b)	6.25	12/1/2055	1,000,000	1,007,962

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 113.9% (continued)
Utah — 2.4% (continued)
Point Phase 1 Public Infrastructure District No. 1, Revenue Bonds, Ser. A1	6.13	3/1/2055	700,000	730,126
Utah City West Public Infrastructure District No. 1, Special Assessment Bonds (Utah City West Assessment Area No. 1)(b)	5.88	12/1/2055	500,000	509,817
				7,006,403
Virginia — .2%
Williamsburg Economic Development Authority, Revenue Bonds (William & Mary Project) (Insured; Assured Guaranty Corp.) Ser. A	4.13	7/1/2058	660,000	612,399
Washington — 1.9%
Tender Option Bond Trust Receipts (Series 2026- XM1368), (Washington Housing Finance Commission (Single Family Program) Ser. 1N) Recourse, Underlying Coupon Rate 4.80%(b),(d),(e)	10.40	12/1/2051	3,120,000	3,136,234
Washington Convention Center Public Facilities District, Revenue Bonds (Sustainable Bond) Ser. B	4.00	7/1/2058	1,000,000	836,147
Washington Housing Finance Commission, Revenue Bonds, Refunding (Horizon House Project) Ser. B3	4.38	1/1/2033	1,000,000	1,001,544
Washington Housing Finance Commission, Revenue Bonds, Refunding (Seattle Academy of Arts & Sciences)(b)	6.38	7/1/2063	600,000	639,406
				5,613,331

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 113.9% (continued)
West Virginia — .9%
West Virginia Hospital Finance Authority, Revenue Bonds (West Virginia University Health System Obligated Group) Ser. A	5.50	6/1/2050	2,500,000	2,652,324
Wisconsin — 4.8%
Public Finance Authority, Revenue Bonds(b)	5.00	7/1/2055	1,000,000	920,812
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.50	7/1/2052	1,200,000	1,249,335
Public Finance Authority, Revenue Bonds (EMU Campus Living) (Insured; Build America Mutual) Ser. A1	5.63	7/1/2055	1,315,000	1,372,277
Public Finance Authority, Revenue Bonds (Georgia SR 400 Express Lanes Project)	6.50	12/31/2065	2,625,000	2,915,515
Public Finance Authority, Revenue Bonds (Heritage Bend Project)(b),(f)	0.00	12/15/2042	3,500,000	1,101,009
Public Finance Authority, Revenue Bonds, Ser. 1	5.75	7/1/2062	2,614,660	2,716,208
Public Finance Authority, Revenue Bonds, Refunding (Legacy Hills Project)(b)	6.00	11/15/2045	1,500,000	1,500,466
Public Finance Authority, Revenue Bonds, Refunding (Lindenwood Education System) Ser. A(b)	5.50	6/1/2040	1,000,000	1,051,014
Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Bellin Memorial Hospital Obligated Group)	5.50	12/1/2052	1,000,000	1,064,473
				13,891,109
Total Investments (cost $333,018,480)			113.9%	331,030,939
Liabilities, Less Cash and Receivables			(13.9%)	(40,315,165)
Net Assets Applicable to Common Stockholders			100.0%	290,715,774

FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
GNMA—Government National Mortgage Association
GO—Government Obligation

(a)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
May 31, 2026, these securities amounted to $100,469,180 or 34.6% of net assets applicable to Common
Stockholders.

(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2026 was $512, which represented .0% of net assets.

(d)	These bonds serve as collateral in a secured borrowings. The coupon rate given represents the current interest rate for the inverse floating rate security.
(e)
The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

(f)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(g)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(h)	Multi-coupon. Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
Ultra U.S. Treasury Bond	22	9/21/2026	2,470,866	2,516,938	(46,072)
Gross Unrealized Depreciation					(46,072)
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Municipal Bond Infrastructure Fund, Inc.
May 31, 2026 (Unaudited)
The following is a summary of the inputs used as of May 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	331,030,939	—	331,030,939
	—	331,030,939	—	331,030,939
Liabilities ($)
Other Financial Instruments:
Futures††	(46,072)	—	—	(46,072)
Inverse Floater Notes†††	—	(42,585,000)	—	(42,585,000)
	(46,072)	(42,585,000)	—	(42,631,072)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.
†††	Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in municipal securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities)

and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other municipal securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value (“NAV”)), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
Futures contracts will be valued at the most recent settlement price and are generally categorized within Level 1 of the fair value hierarchy.
Inverse Floater Securities:  The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.
The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at May 31, 2026 are set forth in the fund’s Schedule of Investments.

At May 31, 2026, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $2,033,613, consisting of $9,579,979 gross unrealized appreciation and $11,613,592 gross unrealized depreciation.
At May 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.